ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses
Compensation		$ 72	$ 112
Professional fees		83	122
Other		196	252
Total accrued expenses	$ 433	$ 351	$ 486